Transactions with a Related Party	12 Months Ended
Oct. 02, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	Note 7 - Transactions with a Related Party There are were no transactions with Related Parties during fiscal years 2011 or 2010 except as described below in Note 8 Debt Financing.